12. Share-Based Compensation (Details - Non-vested non-employee) - Non Employee Stock Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Options outstanding, beginning balance	511,856
Options granted	1,000,000	480,000
Options exercised	0	0
Options vested	(590,000)	(260,000)
Options outstanding, ending balance		511,856
Non-Vested [Member]
Options granted	1,000,000
Options vested	(589,262)
Options outstanding, ending balance	922,594
Weighted-average grant date fair value per share, beginning balance	$ .21
Weighted-average grant date fair value per share, options granted	.40
Weighted-average grant date fair value per share, options vested	.33
Weighted-average grant date fair value per share, ending balance	$ .36	$ .21